Segment Information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company is viewed as a single business segment involving sales of electric scooter and related hardware and battery swapping and energy services for purposes of performance measurement and resource allocation. As such, the Company has determined that it operates in one reportable segment.
Geographic and major customers information were as follows:
a.Geographical areas
The locations of the Company’s non-current assets (other than financial instruments and refundable deposits) as of December 31, 2021, and 2020 were as follows:

	December 31
	2021	2020
Taiwan	$481,613	$432,273
The countries that accounted for 10 percent or more of consolidated total revenues for the years ended December 31, 2021, 2020 and 2019 were as follows:

	For the Year Ended December 31
	2021	2020	2019
Taiwan	$354,231	$361,264	$422,011
Others	11,778	2,861	17,229
	$366,009	$364,125	$439,240
b.Major customer
There is no external customer accounted for 10 percent or more of the Company’s total revenues for the years ended December 31, 2021, 2020 and 2019.